S000050481 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	112 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Beta Thematic Emerging Markets ex-China Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.18%	4.16%	7.31%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	1.70%	5.69%
C000159357 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.16%	3.45%	7.54%
Performance Inception Date			Sep. 02, 2015
C000159357 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.53%	3.05%	6.79%
Performance Inception Date			Sep. 02, 2015
C000159357 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.16%	2.73%	5.98%
Performance Inception Date			Sep. 02, 2015